SEGMENTED INFORMATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Total revenue from mining operations	$ 0	$ 4,840,000	$ 29,000	$ 11,956,000